Supplement to the
Fidelity® Large Cap
Growth Fund
March 31, 2012
Prospectus

Proposed Reorganization. The Board of Trustees of each of Fidelity Devonshire Trust and Fidelity Capital Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity® Large Cap Growth Fund and Fidelity Stock Selector All Cap Fund pursuant to which Fidelity Large Cap Growth Fund would be reorganized on a tax-free basis with and into Fidelity Stock Selector All Cap Fund.

The Agreement provides for the transfer of all of the assets of Fidelity Large Cap Growth Fund in exchange for corresponding shares of Fidelity Stock Selector All Cap Fund equal in value to the net assets of Fidelity Large Cap Growth Fund and the assumption by Fidelity Stock Selector All Cap Fund of all of the liabilities of Fidelity Large Cap Growth Fund. After the exchange, Fidelity Large Cap Growth Fund will distribute the Fidelity Stock Selector All Cap Fund shares to its shareholders pro rata, in liquidation of Fidelity Large Cap Growth Fund. As a result, shareholders of Fidelity Large Cap Growth Fund will become shareholders of Fidelity Stock Selector All Cap Fund (these transactions are collectively referred to as the "Reorganization").

A Special Meeting (the "Meeting") of the Shareholders of Fidelity Large Cap Growth Fund is expected to be held during the second quarter of 2013 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity Large Cap Growth Fund in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about June 21, 2013. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

Effective the close of business on December 14, 2012, new positions in the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their existing fund positions. Investors who did not own shares of the fund on December 14, 2012 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by December 14, 2012, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since December 14, 2012, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, and 4) by a portfolio manager of the fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

LCG-12-02  November 16, 2012
1.918631.102

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Stock Selector All Cap Fund, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

The following information supplements information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 6.

The fund will be closed to new investors effective the close of business on December 14, 2012. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus. Remember to keep shares in your fund position to be eligible to purchase additional shares of the fund.

The following information supplements information found in the "Shareholder Information" section on page 11.

The fund will be closed to new investors effective the close of business on December 14, 2012.

Supplement to the
Fidelity Advisor® Large
Cap Growth Fund
Class A, Class T,
Class B, and Class C
March 31, 2012
Prospectus

Proposed Reorganization. The Board of Trustees of each of Fidelity Devonshire Trust and Fidelity Capital Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity® Large Cap Growth Fund and Fidelity® Stock Selector All Cap Fund pursuant to which Fidelity Large Cap Growth Fund would be reorganized on a tax-free basis with and into Fidelity Stock Selector All Cap Fund.

As a result of the proposed Reorganization, shareholders of Class A, Class T, Class B, and Class C of Fidelity Large Cap Growth Fund would receive, respectively, Class A, Class T, Class B, and Class C shares of Fidelity Stock Selector All Cap Fund.

The Agreement provides for the transfer of all of the assets of Fidelity Large Cap Growth Fund in exchange for corresponding shares of Fidelity Stock Selector All Cap Fund equal in value to the net assets of Fidelity Large Cap Growth Fund and the assumption by Fidelity Stock Selector All Cap Fund of all of the liabilities of Fidelity Large Cap Growth Fund. After the exchange, Fidelity Large Cap Growth Fund will distribute the Fidelity Stock Selector All Cap Fund shares to its shareholders pro rata, in liquidation of Fidelity Large Cap Growth Fund. As a result, shareholders of Fidelity Large Cap Growth Fund will become shareholders of Fidelity Stock Selector All Cap Fund (these transactions are collectively referred to as the "Reorganization").

A Special Meeting (the "Meeting") of the Shareholders of Fidelity Large Cap Growth Fund is expected to be held during the second quarter of 2013 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity Large Cap Growth Fund in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about June 21, 2013. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

ALCG-12-02  November 16, 2012
1.847518.112

Effective the close of business on December 14, 2012, new positions in the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their existing fund positions. Investors who did not own shares of the fund on December 14, 2012 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by December 14, 2012, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since December 14, 2012, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, and 4) by a portfolio manager of the fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Advisor Stock Selector All Cap Fund, please call 1-877-208-0098. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

The following information supplements information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 7.

The fund will be closed to new investors effective the close of business on December 14, 2012. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus. Remember to keep shares in your fund position to be eligible to purchase additional shares of the fund.

The following information supplements information found in the "Shareholder Information" section on page 13.

The fund will be closed to new investors effective the close of business on December 14, 2012.

Supplement to the
Fidelity Advisor® Large
Cap Growth Fund
Institutional Class
March 31, 2012
Prospectus

Proposed Reorganization. The Board of Trustees of each of Fidelity Devonshire Trust and Fidelity Capital Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity® Large Cap Growth Fund and Fidelity® Stock Selector All Cap Fund pursuant to which Fidelity Large Cap Growth Fund would be reorganized on a tax-free basis with and into Fidelity Stock Selector All Cap Fund.

As a result of the proposed Reorganization, shareholders of Institutional Class of Fidelity Large Cap Growth Fund would receive Institutional Class shares of Fidelity Stock Selector All Cap Fund.

The Agreement provides for the transfer of all of the assets of Fidelity Large Cap Growth Fund in exchange for corresponding shares of Fidelity Stock Selector All Cap Fund equal in value to the net assets of Fidelity Large Cap Growth Fund and the assumption by Fidelity Stock Selector All Cap Fund of all of the liabilities of Fidelity Large Cap Growth Fund. After the exchange, Fidelity Large Cap Growth Fund will distribute the Fidelity Stock Selector All Cap Fund shares to its shareholders pro rata, in liquidation of Fidelity Large Cap Growth Fund. As a result, shareholders of Fidelity Large Cap Growth Fund will become shareholders of Fidelity Stock Selector All Cap Fund (these transactions are collectively referred to as the "Reorganization").

A Special Meeting (the "Meeting") of the Shareholders of Fidelity Large Cap Growth Fund is expected to be held during the second quarter of 2013 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity Large Cap Growth Fund in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about June 21, 2013. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

Effective the close of business on December 14, 2012, new positions in the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their existing fund positions. Investors who did not own shares of the fund on December 14, 2012 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by December 14, 2012, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since December 14, 2012, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, and 4) by a portfolio manager of the fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

ALCGI-12-03  November 16, 2012
1.850949.110

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Advisor Stock Selector All Cap Fund, please call 1-877-208-0098. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

The following information supplements information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 6.

The fund will be closed to new investors effective the close of business on December 14, 2012. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus. Remember to keep shares in your fund position to be eligible to purchase additional shares of the fund.

The following information supplements information found in the "Shareholder Information" section on page 11.

The fund will be closed to new investors effective the close of business on December 14, 2012.

The following information replaces the similar information found in the "Buying Shares" section beginning on page 13.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.